Business Combinations (Details) - Schedule of intangible assets $ in Thousands	Dec. 31, 2022 USD ($)
Schedule Of Intangible Assets Abstract
Customer Relations	$ 33,514	[1]
Intellectual property	79,141	[2]
Assumed contract manufacturing agreement	8,519	[3]
Total Intangible assets	$ 121,174

[1]	Customer Relations represents its fair value (Level 3) at the Acquisition Date, based on a Multi Period Excess Earnings Method (“MPEEM”). In measuring the Customer Relations, the Company used an appropriate risk-adjusted discount rate of 11% and churn rate of 5%.
[2]	Intellectual property represents its fair value (Level 3) at the Acquisition Date, based on a Relief from Royalties (“RFRM”) Method. In measuring the Intellectual property, the Company used an appropriate risk-adjusted discount rate of 11% and Royalties rate of 15.2%.
[3]	Assumed contact manufacturing agreement represents its fair value (Level 3) at the Acquisition Date, based on With and Without method. Under the With and Without method the value of an intangible asset is calculated by comparing the cash-flow in situation where the valued asset is part of the business versus the cash-flow in situation where the asset is not part of the business. The Company used an appropriate risk-adjusted discount rate of 11%.